Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Taxes on Income

Note 19 - Taxes on Income

A.	Regional Taxation

Israeli taxation

The tax rate that is relevant to the Company in the years 2023-2025: 23%.

Luxembourg taxation

Net wealth tax (NWT):

-	The real NWT is calculated by the difference between the entity’s total assets and entity’s total liabilities (exemption can be applied) multiplied by 0.5% if the fortune is lower than €500 thousand.

-	The minimum NWT is from €535 to €32,100.

Italian taxation

As a rule, corporate income tax (IRES) is payable by all resident companies on income from any source, whether earned in Italy or abroad (also for branch established in other country), at the rate of 24%.

Both resident and non-resident companies are subject to regional income tax (IRAP), but only on income arising in Italy at the rate from 3.9% to 4.82%, depending on the region.

Italian companies are allowed to deduct financing expenses in an amount up to 30% of their EBITDA, with the remainder being carried forward to following years.

Spanish taxation

As a rule, corporate income tax is payable by all resident companies on income from any source, whether earned in Spain or abroad at the rate of 25%. Spanish companies are allowed to deduct financing expenses in an amount up to 30% of their EBITDA from one million in financial expenses and up to one million of financial expenses can be deducted in the CIT without having to apply 30% of EBITDA, with the remainder being carried forward to following years.

Dutch taxation

Corporate income tax rate in the Netherlands is 19% on the first €200 thousand of taxable profits, and 25.8% on taxable profits exceeding that amount.

USA taxation

The federal tax rate is 21%, and the state tax rate in Texas is 0.75%.

B.	Composition of income tax benefit:

	For the year ended December 31
	2025	2024	2023
	€ in thousands
Current tax expense
Current year	154	(687)	(932)
	154	(687)	(932)
Deferred tax income
Creation and reversal of temporary differences	221	2,111	1,655
Adjustments for prior years, net	2,153	-	713
	2,374	2,111	2,368
Tax benefit	2,528	1,424	1,436
C.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2025	2024	2023
	€ in thousands
Profit (loss) before taxes on income	(8,909)	(10,567)	976
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	2,049	2,430	(224)
Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	44	140	(72)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	3,894	2,544	994
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	946	(235)	(47)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	438	156	713
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	-	18	1,363
Change in temporary differences for which deferred tax were not recognized	(1,801)	260	106
Current year tax losses and benefits for which deferred taxes were not created	(2,500)	(3,639)	(1,275)
Permanent differences	(542)	(250)	(122)

Tax benefit	2,528	1,424	1,436

D.	Carry forward tax losses:

As of December 31, 2025, Ellomay Capital Ltd. had carry forward tax losses in the amount of approximately €8.5 million. In addition, Ellomay Capital Ltd. had carry forward capital tax losses in the amount of approximately €1.4 million, which have no expiration date. Deferred taxes of Ellomay Capital Ltd. have not been recognized because the Company’s management currently believes that as the Company has a history of losses it is more likely than not that the deferred tax regarding losses carry forward will not be utilized in the foreseeable future.

Deferred taxes are recognized by operating subsidiaries for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

As of December 31, 2025, the Company’s Dutch subsidiaries had carry forward tax losses and deductions aggregating to approximately €15 million. Of such carry forward tax losses, a deferred tax asset amounting to approximately €1.3 million was not recorded.

As of December 31, 2025, the Company’s Italian subsidiaries had carry forward tax losses and deductions aggregating to approximately €14.2 million. Of such carry forward tax losses, a deferred tax asset amounting to approximately €1.1 million was not recorded.

As of December 31, 2025, the Company’s Luxembourg subsidiary had carry forward tax losses and deductions aggregating to approximately €1.8 thousands which deferred tax asset was not recorded.

As of December 31, 2025, Texas USA Solar subsidiaries had a federal net operating loss carry forward of approximately €12.8 million for which a deferred tax asset was recorded.

E.	Deferred taxes:

	Fixed		Carry- forward tax
	assets and leases	Swap contract	deductions and losses	Total
	€ in thousands

Balance of deferred tax asset (liability) as at January 1, 2025	(615)	(3,487)	10,532	6,430
Changes recognized in profit or loss	(2,475)	-	4,849	2,374
Changes recognized in other comprehensive income	-	(60)	-	(60)
Balance of deferred tax asset (liability) as at December 31, 2025	(3,090)	(3,547)	15,381	8,744

	Fixed		Carry- forward tax
	assets and leases	Swap contract	deductions and losses	Total
	€ in thousands

Balance of deferred tax asset (liability) as at January 1, 2024	(1,350)	(1,645)	9,156	6,161
Changes recognized in profit or loss	735	-	1,376	2,111
Changes recognized in other comprehensive income	-	(1,842)	-	(1,842)
Balance of deferred tax asset (liability) as at December 31, 2024	(615)	(3,487)	10,532	6,430